Relationships with Related Parties	12 Months Ended
Dec. 31, 2022
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Relationships with Related Parties
NOTE 35: RELATIONSHIPS WITH RELATED PARTIES
Remuneration of key management
Key management consists of the members of t
he
Executive Committee and the entities controlled by any of them.

	As at December 31,
	2022	2021	2020
Number of Executive Committee members	7	7	6

(€’000)	For the year ended December 31,
	2022	2021	2020
Short term employee benefits [1]	2 294	1 866	1 349
Post employee benefits	53	45	34
Share-based compensation	790	928	1 110
Other employment costs [2]	143	148	110
Management fees	1 200	1 163	1 335

Total benefits	4 480	4 150	3 939

Executive Committee outstanding fees payables	781	844	660

(1)	Include salaries, social security, bonuses, lunch vouchers
(2)	Company cars
The increase of the short term employees benefits as of December 31, 2022, include the one-off
expenses due to the reorganization of the Executive Committee through the year 2022.

As at December 31,
	2022	2021	2020
Number of warrants granted	489 700	395 000	220 000
Number of warrants lapsed	(127 250)	(30 000)	(20 000)
Cumulative outstanding warrants	696 400	921 000	556 000
Exercised warrants	—	—	—

Transactions with
non-executive
directors

	For the year ended December 31,
(€‘000)	2022	2021	2020
Share-based compensation	230	337	396
Management fees	382	373	366

Total benefits	612	710	762

Non-executive directors outstanding fees payables	93	93	94

As at December 31,
	2022	2021	2020
Number of warrants granted	40 000	150 000	80 000
Number of warrants lapsed	(60 000)	—	(30 000)
Number of exercised warrants	—	—	—
Cumulative outstanding warrants	230 000	340 000	220 000

Transactions with shareholders
There were no transactions with the Group’s shareholders, for 2022, 2021 or 2020.